Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2024 USD ($)	Nov. 28, 2023 shares	Apr. 11, 2023 shares	Jan. 29, 2020 USD ($) $ / shares shares	Jul. 13, 2018 shares	Jan. 31, 2016 shares	Jan. 31, 2024 $ / shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2020 $ / shares	May 31, 2024 USD ($) $ / shares shares	May 31, 2023 USD ($) shares	May 31, 2022 USD ($) $ / shares shares	Jul. 31, 2018 Grantees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted | $ / shares							$ 0			$ 5.99		$ 2.6
Total fair value of shares vested										$ 79,775	$ 65,142	$ 50,821
Share-based compensation expense										$ 122,458	89,788	132,968
Treasury shares for future issuance | shares										12,191,640
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to NES	$ 20,120									$ 20,120
Weighted-average period of recognition										10 months 6 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to NES	$ 937									$ 937
Weighted-average period of recognition	4 months 24 days
Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense										$ 50,672	$ 69,547	$ 118,487
2016 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized (including options) granted to employees and directors | shares						100,000,000
2016 Share Incentive Plan [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Granted | shares						75,337,338				3,656,040	20,759,130	0
Number of share options, Forfeited | shares										266,411	1,324,092	1,536,112
Koolearn pre ipo share option scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares								47,836,985
Exercise period								6 years
Value of options exercised										$ 36	$ 38,465	$ 2,514
Share-based compensation expense										0	0	1,298
Option per share | $ / shares								$ 0.53
Percentage of maximum limit on shares Options granted					5.23%
Exercise price | $ / shares								$ 1.13
Fair value of share options granted								$ 21,613
Overall limit on the number of shares which may be issued | shares					47,836,985
Number of Grantee | Grantees													144
Koolearn post ipo share option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period				10 years
Value of options exercised										10,767	25,063	0
Option per share | $ / shares									$ 0.32
Exercise price | $ / shares				$ 0.67
Overall limit on the number of shares which may be issued | shares				24,986,000
Recognised total expenses										13,183	10,897	$ 4,287
Koolearn post ipo share option two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement options granted during the period aggregate fair value				$ 7,995
East Buy 2023 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted | shares			30,459,000
Share-based compensation expense										$ 67,499	$ 9,344
Exercise price | $ / shares										$ 3.88
Vesting period			3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			3 years
East Buy 2023 Scheme [Member] | Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to NES	$ 33,790									$ 33,790
Weighted-average period of recognition										1 year 4 months 24 days
Vesting period		3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period | shares		30,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		3 years